Deferred Government Grants (Details) - Schedule of Deferred Government Grants	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2024 USD ($)
Government grants for property, plant and equipment
Total deferred government grants	¥ 22,295,638		¥ 25,902,208	$ 3,142,443
Less：current portion	2,015,693		2,295,701	284,100
Non-current portion	20,279,945		23,606,507	2,858,343
Government Grants for Property, Plant and Equipment [Member]
Government grants for property, plant and equipment
Balance at beginning of the year	20,575,012		22,030,690	2,899,931
Addition	3,600,000	$ 507,400
Recognized as income	(2,439,156)	(343,786)	(1,455,678)
Subtotal	21,735,856		20,575,012	3,063,545
Government Grants for Research and Development [Member]
Government grants for property, plant and equipment
Balance at beginning of the year	5,327,196		10,318,528	750,838
Addition			4,000,000
Recognized as income	(4,767,414)	$ (671,940)	(8,991,332)
Subtotal	¥ 559,782		¥ 5,327,196	$ 78,898